INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Details [Line Items]
Valuation allowance	$ 239,332	$ 575,221
U.S. federal
Income Tax Details [Line Items]
Net operating loss carryovers	0	0
State
Income Tax Details [Line Items]
Net operating loss carryovers	$ 0	$ 0